Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member] Class Z Ordinary Shares [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2020		$ 120,000		$ (74,397)	$ 6,309	$ 82	$ 51,994
Balance, shares at Dec. 31, 2020		120,000,000
Retroactive adjustment to reflect recapitalization		$ (119,979)	119,979
Retroactive adjustment to reflect recapitalization, shares		(99,444,405)
Balance, December 31, 2020 - adjusted		$ 21	119,979	(74,397)	6,309	82	51,994
Balance, December 31, 2020 - adjusted, shares		20,555,595
Consolidation of variable interest entities						7,608	7,608
Net (loss) income				(7,982)		198	(7,784)
Transfer of stockholder loan from related party				(1,339)			(1,339)
Contribution of fixed assets from related party				168			168
Foreign exchange (loss) gain					(2,624)	(371)	(2,995)
Balance at Dec. 31, 2021		$ 21	119,979	(83,550)	3,685	7,517	47,652
Balance, shares at Dec. 31, 2021		20,555,595
Net (loss) income				(19,128)		(42)	(19,170)
Foreign exchange (loss) gain					(6,669)	(573)	(7,242)
Merger and recapitalization	$ 30	$ 7	44,926				44,963
Merger and recapitalization, shares	29,999,990	7,451,249
Transaction costs			(3,104)				(3,104)
Derivative liability for forward purchase agreement			(4,685)				(4,685)
Contingent consideration liability			(1,308)				(1,308)
Shares issued upon exercise of warrants			446				446
Shares issued upon exercise of warrants, shares		38,780
Share-based compensation			125				125
Share-based compensation, shares		13,200
Settlement of forward share purchase agreement derivative liability		$ (1)	(12,721)				(12,722)
Settlement of forward share purchase agreement derivative liability, shares		(1,179,722)
Balance at Dec. 31, 2022	$ 30	$ 27	143,658	(102,678)	(2,984)	6,902	44,955
Balance, shares at Dec. 31, 2022	29,999,990	26,879,102
Net (loss) income				(12,676)		168	(12,508)
Foreign exchange (loss) gain					(2,021)	274	(1,747)
Shares issued upon exercise of warrants			1				1
Shares issued upon exercise of warrants, shares		100
Share-based compensation			169				169
Shares repurchased and retired	$ (30)						(30)
Shares repurchased and retired, shares	(29,999,990)
Acquisition of non-controlling interest			(549)			(933)	(1,482)
Redeemable noncontrolling interest			(152)				(152)
Balance at Dec. 31, 2023		$ 27	$ 143,127	$ (115,354)	$ (5,005)	$ 6,411	$ 29,206
Balance, shares at Dec. 31, 2023		26,879,202